September 30, 2008

Filed Via EDGAR

Ms. Rebecca A. Marquigny
Senior Counsel
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
Washington, DC  20549

Re:           Sun Life (N.Y.) Variable Account J (“Registrant”)
Post-Effective Amendment No. 5 to Registration Statement on Form N-6
File Nos. 811-21937 & 333-136433
Your comments delivered via telephone on September 18, 2008

Dear Ms. Marquigny:

Thank you for your recent communication regarding the File referenced above.  We are filing a Post-Effective Amendment to provide responses to Staff comments.  A courtesy red-lined copy of the prospectus will be emailed contemporaneously with the filing of this post-effective amendment along with a copy of this letter.

1.	Staff Comment:
Remove the NY from the product name on the EDGAR system.

Response:
The NY has been removed from the product name on the EDGAR system.

2.	Staff Comment:
Indicate in the Transaction Fees Table that the DAC Tax Charge and the Illustration Charge are maximum charges.

Response:
“Maximum charge:” has been added under the DAC Tax Charge and Illustration Charge in the Transaction Fees Table.

3.	Staff Comment:
The About the Policy opening paragraph requires revision to indicate the “material” provisions of the Policy are described.

Response:
The About the Policy opening paragraph has been revised to state the material provisions of the Policy are described.  State variations driven by New York insurance law are already present.

4.	Staff Comment:
Change the definition of Monthly Cost of Insurance in the Glossary to include the terms used in the Fee Table that describe the cost of insurance charge for the policy and the rider.  Separate the cost of insurance footnote to the Fee Table into two separate statements, making clear that the rider cost of insurance charge is excluded from the policy cost of insurance charge and vice versa.

Response:

The definition of Monthly Cost of Insurance in the Glossary has been revised to state the amount used for the Specified Face Amount is referred to as “Cost of Insurance” in the Fee Table and the amount used for the APB Rider Face Amount is referred to as “Additional Protection Benefit Rider cost of insurance charge in the Fee Table.  Footnote 7 has been added.  It replicates Footnote 3.  Footnote 3 states that charge excludes any cost of insurance charge for the Additional Protection Benefit Rider.  Footnote 7 states that charge excludes any cost of insurance charge for the Specified Face Amount.

5.	Staff Comment:
The last paragraph of the Federal Income Tax Considerations section requires revision to split the first sentence into two sentences and to clarify that the Policy and Policy Proceeds may be subject to several taxes.

Response:
The last paragraph of the Federal Income Tax Considerations section has been revised to state the Policy and the Policy Proceeds may be subject to federal, state, local, estate, inheritance and other taxes.  The tax obligations are dependent upon individual circumstances.

Additional Changes:
Four investment options were added to the 2001 CSO prospectus which were inadvertently removed, making the lineup consistent with the 1980 CSO prospectus.  Nine American Funds investment options have been added.  The prospectus and statement of additional information have been redated.  The SEC address on the back cover page has been corrected.  Financial statements of the Depositor and the Registrant are included.

We understand we are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to provide all information investors require for an informed decision.  As the insurance company and its management possess all facts relating to the insurance company’s disclosure, we are responsible for its accuracy and adequacy.

Acceleration Request and Acknowledgment

Registrant believes that the Amendment is responsive to Staff comments and, therefore, Registrant and its principal underwriter, Clarendon Insurance Agency, Inc., make an acceleration request of the effective date of the Amendment to November 3, 2008 or as soon as practicable thereafter.  The Registrant and its principal underwriter are aware of their obligations under the 1933 Act.  In addition, the Registrant acknowledges that

•	Should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions and comments to the undersigned at (781)446-1638.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
Senior Counsel